                            AIM OPPORTUNITIES I FUND
                            AIM OPPORTUNITIES II FUND
                           AIM OPPORTUNITIES III FUND

             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

 Supplement dated September 28, 2005 to the Statement of Additional Information
                dated February 28, 2005 as revised April 8, 2005
        and as supplemented April 29, 2005, May 23, 2005 and July 1, 2005


The changes listed below are effective as of September 30, 2005.

The following information replaces in its entirety the information pertaining to Eric Thaller under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM OPPORTUNITIES I FUND" on page G-1 of the Statement of Additional
Information:

              "NAME OF PORTFOLIO MANAGER                      DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
------------------------------------------------------- ------------------------------------------------------
                                          AIM OPPORTUNITIES I FUND
------------------------------------------------------- ------------------------------------------------------
Duy Nguyen(3)                                                                     None
------------------------------------------------------- ------------------------------------------------------

(3) Mr. Nguyen began serving as portfolio manager on AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund on September 30, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information pertaining to Eric Thaller under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM OPPORTUNITIES II FUND" on page G-1 of the Statement of Additional
Information:

              "NAME OF PORTFOLIO MANAGER                      DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
------------------------------------------------------- ------------------------------------------------------
                                          AIM OPPORTUNITIES II FUND
------------------------------------------------------- ------------------------------------------------------
Duy Nguyen(3)                                                                   None
------------------------------------------------------- ------------------------------------------------------

(3) Mr. Nguyen began serving as portfolio manager on AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund on September 30, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information pertaining to Eric Thaller under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM OPPORTUNITIES III FUND" on page G-1 of the Statement of Additional
Information:

              "NAME OF PORTFOLIO MANAGER                      DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
------------------------------------------------------- ------------------------------------------------------
                                          AIM OPPORTUNITIES III FUND
------------------------------------------------------- ------------------------------------------------------
Duy Nguyen(3)                                                                   None
------------------------------------------------------- ------------------------------------------------------

(3) Mr. Nguyen began serving as portfolio manager on AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund on September 30, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information pertaining to Eric Thaller appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM OPPORTUNITIES I FUND" on page G-3 of the Statement of Additional
Information:

                                    NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
   "NAME OF PORTFOLIO MANAGER                                       CATEGORY
--------------------------------- -----------------------------------------------------------------------------
                            AIM OPPORTUNITIES I FUND
--------------------------------- -----------------------------------------------------------------------------
Duy Nguyen(5)                     1 Registered Mutual Fund with $401,822,576 in total assets under management
--------------------------------- -----------------------------------------------------------------------------

(5) Mr. Nguyen began serving as portfolio manager on AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund on September 30, 2005. Information on other accounts he manages has been provided as of August 31, 2005."


The following information replaces in its entirety the information pertaining to Eric Thaller appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM OPPORTUNITIES II FUND" on page G-3 of the Statement of Additional
Information:

                                    NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
   "NAME OF PORTFOLIO MANAGER                                       CATEGORY
--------------------------------- -----------------------------------------------------------------------------
                            AIM OPPORTUNITIES II FUND
--------------------------------- -----------------------------------------------------------------------------
Duy Nguyen(5)                     1 Registered Mutual Fund with $401,822,576 in total assets under management
--------------------------------- -----------------------------------------------------------------------------

(5) Mr. Nguyen began serving as portfolio manager on AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund on September 30, 2005. Information on other accounts he manages has been provided as of August 31, 2005."


The following information replaces in its entirety the information appearing pertaining to Eric Thaller under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM OPPORTUNITIES III FUND" on page G-3 of the Statement of Additional Information:

                                    NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
   "NAME OF PORTFOLIO MANAGER                                       CATEGORY
--------------------------------- -----------------------------------------------------------------------------
                           AIM OPPORTUNITIES III FUND
--------------------------------- -----------------------------------------------------------------------------
Duy Nguyen(5)                     1 Registered Mutual Fund with $401,822,576 in total assets under management
--------------------------------- -----------------------------------------------------------------------------

(5) Mr. Nguyen began serving as portfolio manager on AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund on September 30, 2005. Information on other accounts he manages has been provided as of August 31, 2005."